Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of exposure related to credit risk

	December 31
	2019	2018
Cash and cash equivalents (Note 6)	75,898	49,850
Financial assets (Note 7)	904,362	413,374
Trade accounts receivable (Note 8)	288,111	170,382
	1,268,371	633,606

Schedule of exposure related to liquidity risk

The table below shows the maturity of financial liabilities contracted in details:

	Up to 1	Up to 2
Operation	year	years	3-5 years	> 5 years	Total
Suppliers	24,007	—	—	—	24,007
Loans and financing (Note 14)	41,245	63,690	63,129	42,118	210,182
Lease payable (Note 15)	47,478	42,885	33,952	27,018	151,333
Accounts payable for the acquisition of subsidiaries - Earn Outs (Note 17)	23,629	32,578	4,231	—	60,438
Accounts payable for the acquisition of subsidiaries – retained installments (Note 17)	19,767	12,277	2,891	—	34,935
Accounts payable for the acquisition of subsidiaries – Other (Note 17)	36	—	—	—	36
Other liabilities (Note 20)	89,576	4,869	—	—	94,445
	245,738	156,299	104,203	69,136	575,376

Schedule of comparison by class of book and fair value of the Group's financial instruments

	December 31
	Book value	Fair value	Book value	Fair value
	2019	2019	2018	2018
Financial assets
Cash and cash equivalents (Note 6)	75,898	75,898	49,850	49,850
Financial assets (Note 7)	904,362	904,362	413,374	413,374
Trade accounts receivable (Note 8)	288,111	288,111	170,382	170,382
Other assets (Note 11)	48,847	48,847	50,620	50,620
Total	1,317,218	1,317,218	684,226	684,226

Financial liabilities
Suppliers	24,007	24,007	13,623	13,623
Loans and financing (Note 14)	210,182	210,182	249,981	249,981
Lease payable (Note 15)	126,082	126,082	-	-
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	83,069	112,487	112,487
Other liabilities (Note 20)	94,445	94,445	10,307	10,307
Total	537,785	537,785	386,398	386,398

Schedule of financial instruments per category - financial assets and financial liabilities

	December 31
	2019		2018
	Fair value		Fair value
	through		through
	profit or	Amortized	profit or	Amortized
	loss	cost	loss	cost
Financial assets
Cash and cash equivalents (Note 6)	7,924	67,974	4,428	45,422
Financial assets (Note 7)	904,362	—	413,374	—
Trade accounts receivable (Note 8)	—	288,111	—	170,382
Other assets (Note 11)	—	48,847	—	50,620
	912,286	404,932	417,802	266,424
Financial liabilities
Suppliers	—	24,007	—	13,623
Loans and financing (Note 14)	—	210,182	—	249,981
Lease payable (Note 15)	—	126,082	—	—
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	—	112,487	—
Other liabilities (Note 20)	—	94,445	—	10,307
	83,069	454,716	112,487	273,911

Schedule of fair value hierarchy

		Prices
		quoted in		Significant
		active	Significant	non-
		markets	observable	observable
	Total	(Level 1)	data (Level 2)	data (Level 3)
Assets measured at fair value
Financial assets at fair value
Financial assets (Note 7)	904,362	—	904,362	—

Liabilities measured at fair value
Financial liabilities at fair value
Loans and financing (Note 14)	210,182	—	210,182	—
Lease payable (Note 15)	126,082	—	126,082	—
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	—	37	83,032

Schedule of sensitivity of the indexer of interest earning financial assets

	Balance at		Scenario I
Operation	12/31/2019	Risk	(probable)	Scenario II	Scenario III
Financial assets	904,362	CDI decr.	4.40%	3.30%	2.20%
Financial income			39,792	29,844	19,896

Schedule of sensitivity of debt indexes

Operation	Balance at 12/31/2019	Risk	Scenario I (probable)	Scenario II	Scenario III
Financings – BNDES	210,182	TJLP incr.	11,707	14,629	17,571
Rate subject to change			5.57%	6.96%	8.36%

Acquisition of companies	8,253	IGPM incr.	604	755	906
Rate subject to change			7.32%	9.15%	10.98%

Acquisition of companies	284	CDI incr.	12	16	19
Rate subject to change			4.40%	5.50%	6.60%

Acquisition of companies	12,666	IPCA incr.	546	681	818
Rate subject to change			4.31%	5.38%	6.46%

Acquisition of companies	16,960	R$decr.	683	855	1,026
Rate subject to change			4.03%	5.04%	6.05%